Employee Benefit Plans - Fair Values Of Pension Plan Assets (Details) - Pension Benefits - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Plan assets	$ 434.4	$ 484.7	$ 474.3
Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets	8.3	9.4
Fair Value, Inputs, Level 1, 2 and 3 | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets	3.7	4.3
Fair Value, Inputs, Level 1, 2 and 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Plan assets	4.6	5.1
Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Plan assets	3.7	4.3
Quoted Prices in Active Markets (Level 1) | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets	3.7	4.3
Quoted Prices in Active Markets (Level 1) | Other
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0.0	0.0
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0.0	0.0
Significant Other Observable Inputs (Level 2) | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0.0	0.0
Significant Other Observable Inputs (Level 2) | Other
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0.0	0.0
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Plan assets	4.6	5.1
Significant Unobservable Inputs (Level 3) | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0.0	0.0
Significant Unobservable Inputs (Level 3) | Other
Defined Benefit Plan Disclosure [Line Items]
Plan assets	4.6	5.1
Fair Value Measured at Net Asset Value Per Share | Total common collective funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets	426.1	475.3
Fair Value Measured at Net Asset Value Per Share | United States equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets	14.9	19.2
Fair Value Measured at Net Asset Value Per Share | International equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets	14.9	19.4
Fair Value Measured at Net Asset Value Per Share | Global equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets	8.5	9.6
Fair Value Measured at Net Asset Value Per Share | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Plan assets	$ 387.8	$ 427.1